Business Combination and Goodwill - Schedule of Fair Values of the Identifiable Assets and Liabilities (Details)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 HKD ($)
Schedule of Fair Values of the Identifiable Assets and Liabilities [Abstract]
Account Receivables	$ 100,000	$ 12,874
Cash	88,076	11,339
Accounts payables	(30,000)	(3,862)
Tax payable	(21,703)	(2,794)
Other payables	(27,300)	(3,515)
Foreign exchange difference		468
Total identifiable net assets at fair value	109,073	14,510
Goodwill	6,101,447	785,490
Purchase consideration settled by cash	$ 6,210,520	$ 800,000